INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cost of inventories recognised as expense during period	$ 226.5	$ 220.9
Inventory write-down	$ 0.7	$ 0.5